                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street - 11th Floor
                                           New York, New York 10281-1008

Nancy S. Vann, Esq.
Vice President & Assistant Counsel
                                                            September 25, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

                  Re:      Oppenheimer Baring Japan Fund
                           Registration Statement on Form N-1A

Ladies and Gentlemen:

     On behalf of  Oppenheimer  Baring  Japan  Fund  (the  "Fund"),  transmitted
herewith  for  filing  with  the   Securities  and  Exchange   Commission   (the
"Commission")  under the Securities Act of 1933 (the "Securities  Act"), and the
Investment Company Act of 1940, as amended (the "Investment Company Act") is the
Fund's  initial   Registration   Statement  on  Form  N-1A  (the   "Registration
Statement"). The Fund is concurrently filing its Notification of Registration of the Fund on Form N-8A.

     The Trustees of the Fund who are not  "interested  persons" of the Fund, as defined in the  Investment  Company  Act,  have not,  at the date  hereof,  been elected. However, the Board of Trustees of the Fund will be properly constituted in  accordance  with  Section  10 of the  Investment  Company  Act  prior to the effective date of the Registration Statement.

     In  Investment  Company Act  Release No.  13768  (February  15,  1991) (the
"Release"),  the Division of Investment  Management  announced review procedures for investment  companies  providing for expedited  cursory or partial review of investment company registration  statements,  in the discretion of the staff, if certain  conditions are met. The Release  requests that information be furnished to the staff  with  respect to the extent  that the filing  contains  disclosure information which is similar to information  previously reviewed by the staff in other filings of the same complex.

     In that regard, with respect in particular to general information about the
Fund,  reference  is  made  to  the  Registration  Statement  on  Form  N-1A  of
Oppenheimer  Rochester Arizona Municipal Fund (File No. 333-132778)  ("Rochester
Arizona").  Rochester  Arizona's  Registration  Statement was declared effective most recently by the  Commission on July 14, 2006 with respect to  Pre-Effective
Amendment No. 1, which was filed in compliance with Form N-1A, as amended.  Like
Rochester Arizona, the Fund will be a member of the Oppenheimer Fund complex and will be advised by OppenheimerFunds, Inc. The disclosure set forth in the Fund's
Registration  Statement  is  substantially  similar  to that  set  forth  in the
Rochester  Arizona's  Registration  Statement  with  respect  to  the  following matters:

Prospectus:

-        ABOUT YOUR ACCOUNT

Statement of Additional Information:

-        ABOUT YOUR ACCOUNT

Part C:

         -        All Items except for Item 23

     This filing contains a delaying  amendment as indicated on the cover sheet, delaying the  effectiveness of the  Registration  Statement until the Registrant files a further  amendment  which  specifically  states  that this  Registration
Statement shall become effective,  or until such date as the Commission,  acting pursuant to Section 8(a), shall determine.

     We would be pleased to provide you with any additional  information you may require  or with  copies of any of the  materials  referred  to above.  We would appreciate  any  comments  the  Commission  staff may have as soon as  possible.
Please direct any  communications  relating to this filing to the undersigned at
OppenheimerFunds,  Inc., Two World Financial  Center,  225 Liberty  Street,  New
York, New York 10281, (212) 323-5089.

                                                             Very truly yours,

                                                            /s/  Nancy S. Vann
                                                            _________________
                                                            Nancy S. Vann
                                                           Vice President & Assistant Counsel

Enclosures
cc:      Vincent DiStefano, Esq.
         Phillip S. Gillespie, Esq.